Equity Incentive Plan - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Shares, Outstanding	1,991,066	970,027
Shares, Granted	182,147	1,109,073
Shares, Exercised	64,062	36,012
Shares, Canceled, expired or forfeited		52,022
Shares, Outstanding	2,109,151	1,991,066
Shares, Vested	791,272	455,449
Weighted average exercise price	$ 3.41	$ 1.74
Weighted average exercise price, Granted	7.47	4.74
Weighted average exercise price, Exercised	1.70	1.62
Weighted average exercise price, Expired or forfeited		2.14
Weighted average exercise price, Outstanding	3.81	3.41
Weighted average exercise price, Vested	$ 2.70	$ 1.72
Weighted- Average remaining contractual term (years), Outstanding	8 years 4 months 24 days	9 years
Weighted- Average remaining contractual term (years), Vested	7 years 9 months 18 days	7 years 10 months 24 days
Aggregate intrinsic value, Outstanding	$ 23,604	$ 6,696
Aggregate intrinsic value, Vested	$ 9,736	$ 2,301